UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


S&P 500 Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 97.6%

CONSUMER DISCRETIONARY -- 9.9%

   Amazon.com* (D)                                      54,900     $    2,124
   Apollo Group, Cl A* (D)                              25,003          1,292
   Autonation* (D)                                      26,126            560
   Autozone*                                             9,794            864
   Bed Bath & Beyond* (D)                               49,933          1,656
   Best Buy                                             71,241          3,907
   Big Lots* (D)                                        20,313            347
   Black & Decker (D)                                   13,809          1,166
   Brunswick                                            16,915            562
   Carnival (D)                                         77,284          3,226
   CBS, Cl B                                           136,301          3,687
   Centex (D)                                           21,844          1,099
   Circuit City Stores                                  27,054            736
   Clear Channel Communications                         88,963          2,753
   Coach*                                               68,210          2,040
   Comcast, Cl A* (D)                                  376,096         12,313
   Cooper Tire & Rubber (D)                             10,878            121
   Darden Restaurants                                   23,413            923
   Dillard's, Cl A                                      11,005            351
   Dollar General                                       56,390            788
   Dow Jones (D)                                        10,463            366
   DR Horton                                            48,349          1,152
   E.W. Scripps, Cl A                                   15,100            651
   Eastman Kodak (D)                                    51,110          1,215
   Family Dollar Stores (D)                             27,622            675
   Federated Department Stores                          95,964          3,512
   Ford Motor (D)                                      331,809          2,299
   Fortune Brands                                       26,019          1,848
   Gannett                                              42,347          2,368
   Gap                                                  97,031          1,688
   General Motors (D)                                  100,648          2,998
   Genuine Parts                                        30,736          1,280
   Goodyear Tire & Rubber* (D)                          31,493            350
   Harley-Davidson (D)                                  47,508          2,608
   Harman International Industries                      11,700            999
   Harrah's Entertainment                               32,787          2,334
   Hasbro                                               31,691            574
   Hilton Hotels                                        58,687          1,660
   Home Depot                                          367,964         13,169
   International Game Technology                        60,056          2,279
   Interpublic Group* (D)                               76,601            640
   J.C. Penney                                          40,880          2,760
   Johnson Controls (D)                                 34,519          2,838
   Jones Apparel Group                                  20,290            645
   KB Home (D)                                          13,655            626
   Kohl's* (D)                                          60,247          3,562
   Leggett & Platt (D)                                  32,454            811
   Lennar, Cl A (D)                                     24,407          1,083
   Limited Brands (D)                                   62,027          1,587
   Liz Claiborne (D)                                    18,723            694
   Lowe's                                              137,518          8,343
   Marriott International, Cl A                         57,740          2,201
   Mattel                                               69,218          1,143
   McDonald's                                          220,770          7,418
   McGraw-Hill                                          63,321          3,181
   Meredith                                              7,463            370
   New York Times, Cl A (D)                             25,892            635
   Newell Rubbermaid (D)                                48,847          1,262
   News, Cl A (D)                                      419,133          8,039
   Nike, Cl B (D)                                       33,647          2,725
   Nordstrom (D)                                        38,902          1,420
   Office Depot*                                        50,820          1,931
   OfficeMax                                            12,593            513
   Omnicom Group                                        30,402          2,709


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Pulte Homes                                          38,055     $    1,096
   RadioShack (D)                                       23,925            335
   Sears Holdings*                                      17,165          2,666
   Sherwin-Williams                                     19,716            936
   Snap-On (D)                                          10,353            418
   Stanley Works (D)                                    12,879            608
   Staples                                             129,714          3,155
   Starbucks* (D)                                      134,858          5,092
   Starwood Hotels & Resorts Worldwide                  38,435          2,319
   Target (D)                                          153,719          7,512
   Tiffany                                              25,273            835
   Time Warner                                         762,214         13,186
   TJX                                                  81,967          1,874
   Tribune                                              46,605          1,511
   Univision Communications, Cl A*                      39,767          1,332
   VF                                                   15,714          1,067
   Viacom, Cl B*                                       127,401          4,566
   Walt Disney (D)                                     390,627         11,719
   Wendy's International                                20,308          1,184
   Whirlpool (D)                                        13,805          1,141
   Yum! Brands                                          49,135          2,470
                                                                   -----------
                                                                   $   206,698
                                                                   -----------
CONSUMER STAPLES -- 9.4%

   Alberto-Culver                                       13,405            653
   Altria Group                                        370,356         27,195
   Anheuser-Busch (D)                                  137,274          6,258
   Archer-Daniels-Midland                              115,466          4,766
   Avon Products                                        80,151          2,485
   Brown-Forman, Cl B                                   14,776          1,056
   Campbell Soup (D)                                    32,775          1,216
   Clorox                                               26,742          1,631
   Coca-Cola                                           363,396         15,633
   Coca-Cola Enterprises                                54,017          1,100
   Colgate-Palmolive                                    91,093          5,457
   ConAgra Foods (D)                                    92,452          2,044
   Constellation Brands, Cl A*                          35,100            878
   Costco Wholesale (D)                                 83,518          4,771
   CVS                                                 144,283          4,430
   Dean Foods*                                          24,200            900
   Estee Lauder, Cl A                                   21,200            820
   General Mills                                        63,391          3,275
   Hershey (D)                                          31,912          1,757
   HJ Heinz                                             59,649          2,459
   Kellogg (D)                                          43,067          2,086
   Kimberly-Clark                                       81,399          5,022
   Kroger                                              129,159          2,823
   McCormick                                            23,561            791
   Molson Coors Brewing, Cl B                           10,223            694
   Pepsi Bottling Group                                 24,036            773
   PepsiCo                                             293,067         17,596
   Procter & Gamble                                    582,076         32,363
   Reynolds American (D)                                15,220          1,755
   Safeway                                              80,046          2,081
   Sara Lee                                            135,287          2,167
   Supervalu                                            36,197          1,111
   Sysco (D)                                           110,220          3,368
   Tyson Foods, Cl A                                    44,890            667
   UST (D)                                              29,140          1,317
   Wal-Mart Stores                                     443,311         21,354
   Walgreen                                            179,244          8,037
   Whole Foods Market (D)                               24,700          1,597
   WM Wrigley Jr. (D)                                   39,460          1,790
                                                                   -----------
                                                                      196,176
                                                                   -----------


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


S&P 500 Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 9.9%

   Anadarko Petroleum                                   81,280     $    3,876
   Apache (D)                                           58,200          3,972
   Baker Hughes                                         60,434          4,947
   BJ Services                                          57,756          2,152
   Chesapeake Energy (D)                                66,500          2,012
   Chevron                                             393,097         24,396
   ConocoPhillips                                      292,725         19,182
   Consol Energy                                        32,500          1,518
   Devon Energy                                         78,013          4,713
   El Paso (D)                                         123,694          1,855
   EOG Resources (D)                                    43,144          2,992
   Exxon Mobil                                       1,073,336         65,849
   Halliburton (D)                                      91,391          6,782
   Hess (D)                                             42,675          2,255
   Kerr-McGee                                           40,156          2,785
   Kinder Morgan                                        18,749          1,873
   Marathon Oil                                         64,228          5,350
   Murphy Oil (D)                                       29,363          1,640
   Nabors Industries* (D)                               56,278          1,902
   National Oilwell Varco*                              31,134          1,971
   Noble (D)                                            24,371          1,814
   Occidental Petroleum                                 76,352          7,830
   Rowan (D)                                            19,497            694
   Schlumberger (D)                                    209,562         13,645
   Sunoco                                               23,657          1,639
   Transocean*                                          57,578          4,625
   Valero Energy                                       109,008          7,251
   Weatherford International* (D)                       62,054          3,079
   Williams                                            105,865          2,473
   XTO Energy                                           64,635          2,861
                                                                   -----------
                                                                      207,933
                                                                   -----------
FINANCIALS -- 20.9%

   ACE                                                  57,385          2,903
   Aflac                                                87,908          4,075
   Allstate                                            112,559          6,160
   AMBAC Financial Group                                18,814          1,526
   American Express                                    219,515         11,683
   American International Group                        460,671         27,203
   Ameriprise Financial                                 43,084          1,925
   AmSouth Bancorp                                      61,565          1,628
   AON                                                  57,329          1,996
   Apartment Investment & Management,
     Cl A +                                             17,162            746
   Archstone-Smith Trust+                               37,968          1,931
   Bank of America                                     809,470         38,935
   Bank of New York (D)                                136,235          4,387
   BB&T (D)                                             97,897          4,072
   Bear Stearns                                         21,098          2,955
   Boston Properties+                                   16,000          1,446
   Capital One Financial (D)                            53,133          4,540
   Charles Schwab                                      183,727          2,936
   Chubb                                                73,856          3,685
   Cincinnati Financial                                 30,979          1,456
   CIT Group                                            35,608          1,862
   Citigroup                                           881,846         42,540
   Comerica                                             28,983          1,507
   Commerce Bancorp (D)                                 32,700          1,166
   Compass Bancshares                                   21,983          1,222
   Countrywide Financial                               106,471          4,054
   E*Trade Financial*                                   74,439          1,699
   Equity Office Properties Trust+                      66,073          2,412
   Equity Residential+  (D)                             51,740          2,314
   Fannie Mae*                                         171,481          8,248
   Federated Investors, Cl B (D)                        15,045            474


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Fifth Third Bancorp                                  98,011     $    3,621
   First Horizon National (D)                           22,415            901
   Franklin Resources                                   26,815          2,328
   Freddie Mac                                         122,359          6,976
   Genworth Financial, Cl A (D)                         64,400          2,244
   Golden West Financial                                45,571          3,381
   Goldman Sachs Group                                  76,562         11,517
   Hartford Financial Services Group                    53,486          4,525
   Huntington Bancshares (D)                            44,275          1,044
   Janus Capital Group                                  38,277            685
   JPMorgan Chase                                      616,272         25,883
   Keycorp                                              72,083          2,572
   Kimco Realty+                                        37,800          1,379
   Legg Mason (D)                                       23,500          2,339
   Lehman Brothers Holdings                             94,806          6,177
   Lincoln National                                     50,798          2,867
   Loews                                                72,473          2,569
   M&T Bank                                             14,161          1,670
   Marsh & McLennan                                     97,350          2,618
   Marshall & Ilsley                                    39,570          1,810
   MBIA (D)                                             23,827          1,395
   Mellon Financial                                     73,802          2,541
   Merrill Lynch                                       164,447         11,439
   Metlife (D)                                         134,205          6,873
   MGIC Investment                                      15,595          1,014
   Moody's                                              43,308          2,359
   Morgan Stanley                                      190,361         12,033
   National City                                        96,548          3,494
   North Fork Bancorporation                            82,189          2,480
   Northern Trust                                       33,005          1,825
   Plum Creek Timber+  (D)                              32,835          1,166
   PNC Financial Services Group                         51,994          3,648
   Principal Financial Group                            49,748          2,768
   Progressive                                         138,868          3,570
   Prologis+  (D)                                       43,360          2,260
   Prudential Financial (D)                             87,666          6,812
   Public Storage+  (D)                                 14,728          1,118
   Regions Financial                                    81,223          2,690
   Safeco (D)                                           21,938          1,236
   Simon Property Group+  (D)                           32,209          2,671
   SLM                                                  73,643          3,897
   Sovereign Bancorp (D)                                66,744          1,356
   St. Paul Travelers                                  123,132          5,489
   State Street                                         58,691          3,409
   SunTrust Banks                                       64,396          4,911
   Synovus Financial                                    55,775          1,494
   T Rowe Price Group (D)                               47,108          1,781
   Torchmark (D)                                        18,405          1,118
   UnumProvident (D)                                    53,152            964
   US Bancorp                                          315,506          9,743
   Vornado Realty Trust + (D)                           21,114          2,060
   Wachovia (D)                                        285,226         15,425
   Washington Mutual (D)                               171,019          7,795
   Wells Fargo                                         297,953         19,987
   XL Capital, Cl A (D)                                 31,005          1,901
   Zions Bancorporation                                 18,560          1,447
                                                                   -----------
                                                                      436,961
                                                                   -----------
HEALTH CARE -- 12.0%

   Abbott Laboratories                                 270,568         11,800
   Aetna                                               100,102          3,997
   Allergan                                             26,983          2,894
   AmerisourceBergen                                    37,196          1,559
   Amgen* (D)*                                         209,893         13,691
   Applera - Applied Biosystems Group                   32,657          1,056
   Barr Pharmaceuticals*                                18,800            897
   Bausch & Lomb (D)                                     9,574            470
--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


S&P 500 Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Baxter International                                114,538     $    4,210
   Becton Dickinson                                     44,062          2,694
   Biogen Idec* (D)                                     60,598          2,808
   Biomet                                               44,036          1,378
   Boston Scientific*                                  214,513          3,612
   Bristol-Myers Squibb (D)                            347,201          8,979
   C.R. Bard                                            18,488          1,354
   Cardinal Health                                      74,655          4,803
   Caremark Rx                                          79,173          3,948
   Cigna                                                21,557          2,124
   Coventry Health Care*                                28,513          1,567
   Eli Lilly                                           200,330         11,072
   Express Scripts*                                     26,076          1,871
   Fisher Scientific International* (D)                 21,964          1,604
   Forest Laboratories*                                 58,063          2,246
   Genzyme*                                             46,232          2,822
   Gilead Sciences*                                     80,588          4,768
   HCA (D)                                              72,569          3,131
   Health Management Associates, Cl A                   42,837            844
   Hospira*                                             28,604          1,228
   Humana*                                              29,097          1,563
   IMS Health                                           35,495            953
   Johnson & Johnson                                   525,156         31,467
   King Pharmaceuticals* (D)                            43,086            732
   Laboratory of America Holdings* (D)                  22,263          1,385
   Manor Care (D)                                       14,114            662
   McKesson                                             54,469          2,575
   Medco Health Solutions*                              54,158          3,102
   Medimmune*                                           45,463          1,232
   Medtronic (D)                                       214,017         10,042
   Merck                                               387,917         14,132
   Millipore*                                            9,293            585
   Mylan Laboratories                                   38,911            778
   Patterson* (D)                                       24,700            863
   PerkinElmer                                          23,240            486
   Pfizer                                            1,299,604         30,502
   Quest Diagnostics (D)                                28,924          1,733
   Schering-Plough                                     261,372          4,974
   St. Jude Medical*                                    65,294          2,117
   Stryker (D)                                          52,042          2,192
   Tenet Healthcare* (D)                                83,676            584
   Thermo Electron* (D)                                 28,915          1,048
   UnitedHealth Group                                  238,747         10,691
   Waters*                                              18,597            826
   Watson Pharmaceuticals* (D)                          18,071            421
   WellPoint*                                          113,461          8,257
   Wyeth                                               238,266         10,581
   Zimmer Holdings*                                     43,655          2,476
                                                                   -----------
                                                                      250,386
                                                                   -----------
INDUSTRIALS -- 11.4%

   3M                                                  133,882         10,814
   Allied Waste Industries* (D)                         41,242            469
   American Power Conversion (D)                        30,646            597
   American Standard (D)                                31,733          1,373
   Avery Dennison                                       19,615          1,139
   Boeing                                              141,932         11,626
   Burlington Northern Santa Fe                         64,524          5,114
   Caterpillar                                         118,897          8,855
   Cendant                                             179,511          2,924
   Cintas* (D)                                          24,507            974
   Cooper Industries, Cl A (D)                          16,393          1,523
   CSX                                                  39,025          2,749
   Cummins (D)                                           8,285          1,013
   Danaher                                              42,248          2,717
   Deere                                                42,151          3,519
   Dover (D)                                            36,237          1,791


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Eaton                                                26,469     $    1,996
   Emerson Electric                                     72,703          6,093
   Equifax                                              23,025            791
   FedEx                                                53,805          6,288
   Fluor (D)                                            15,422          1,433
   General Dynamics                                     70,726          4,630
   General Electric                                  1,844,707         60,802
   Goodrich                                             21,920            883
   H&R Block (D)                                        58,304          1,391
   Honeywell International                             147,055          5,926
   Illinois Tool Works                                  72,324          3,435
   Ingersoll-Rand, Cl A                                 58,306          2,494
   ITT Industries                                       32,900          1,629
   L-3 Communications Holdings (D)                      21,623          1,631
   Lockheed Martin                                      63,294          4,541
   Masco (D)                                            70,168          2,080
   Monster Worldwide*                                   22,534            961
   Navistar International*                              11,032            272
   Norfolk Southern                                     72,726          3,870
   Northrop Grumman                                     60,819          3,896
   Paccar                                               29,463          2,427
   Pall (D)                                             22,195            621
   Parker Hannifin (D)                                  21,314          1,654
   Pitney Bowes                                         40,375          1,668
   Raytheon                                             79,368          3,537
   Robert Half International                            30,527          1,282
   Rockwell Automation                                  31,526          2,270
   Rockwell Collins                                     30,678          1,714
   RR Donnelley & Sons                                  38,411          1,227
   Ryder System                                         10,854            634
   Southwest Airlines                                  126,049          2,063
   Textron                                              23,549          2,171
   Tyco International                                  362,531          9,970
   Union Pacific                                        47,847          4,448
   United Parcel Service, Cl B                         192,290         15,831
   United Technologies                                 179,183         11,364
   Waste Management                                     97,428          3,496
   WW Grainger                                          13,565          1,021
                                                                   -----------
                                                                      239,637
                                                                   -----------
INFORMATION TECHNOLOGY -- 14.5%

   Adobe Systems*                                      106,736          3,240
   Advanced Micro Devices*                              85,563          2,089
   Affiliated Computer Services, Cl A*                  20,949          1,081
   Agilent Technologies*                                76,306          2,408
   Altera*                                              63,951          1,122
   Analog Devices                                       65,199          2,095
   Andrew*                                              28,385            251
   Apple Computer*                                     150,992          8,625
   Applied Materials                                   276,850          4,507
   Autodesk*                                            41,117          1,417
   Automatic Data Processing                           102,350          4,642
   Avaya* (D)                                           74,268            848
   BMC Software* (D)                                    37,849            905
   Broadcom, Cl A*                                      81,536          2,450
   CA (D)                                               81,227          1,669
   Ciena* (D)                                          103,700            499
   Cisco Systems*                                    1,082,663         21,144
   Citrix Systems* (D)                                  31,742          1,274
   Computer Sciences* (D)                               33,233          1,610
   Compuware*                                           68,175            457
   Comverse Technology*                                 35,971            711
   Convergys*                                           24,876            485
   Corning*                                            273,778          6,623
   Dell*                                               404,374          9,871
   eBay*                                               204,332          5,985
   Electronic Arts*                                     54,078          2,328
--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


S&P 500 Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Electronic Data Systems                              91,602     $    2,204
   EMC*                                                419,940          4,607
   First Data                                          135,612          6,108
   Fiserv*                                              30,980          1,405
   Freescale Semiconductor, Cl B*                       73,100          2,149
   Gateway*                                             47,087             89
   Google, Cl A* (D)                                    36,516         15,312
   Hewlett-Packard                                     494,652         15,671
   Intel                                             1,031,594         19,549
   International Business Machines                     274,990         21,125
   Intuit*                                              30,143          1,820
   Jabil Circuit (D)                                    31,079            796
   JDS Uniphase* (D)                                   298,355            755
   Juniper Networks* (D)                               100,200          1,602
   Kla-Tencor                                           35,471          1,475
   Lexmark International, Cl A*                         19,239          1,074
   Linear Technology (D)                                54,394          1,822
   LSI Logic*                                           69,746            624
   Lucent Technologies* (D)                            795,591          1,925
   Maxim Integrated Products                            57,105          1,834
   Micron Technology* (D)                              129,069          1,944
   Microsoft                                         1,556,162         36,259
   Molex                                                25,360            851
   Motorola                                            437,706          8,820
   National Semiconductor                               60,037          1,432
   NCR*                                                 32,368          1,186
   Network Appliance* (D)                               66,576          2,350
   Novell*                                              58,589            388
   Novellus Systems* (D)                                23,727            586
   Nvidia* (D)                                          60,932          1,297
   Oracle*                                             693,256         10,045
   Parametric Technology*                               19,812            252
   Paychex                                              59,456          2,318
   PMC - Sierra*                                        34,446            324
   QLogic*                                              28,748            496
   Qualcomm                                            298,332         11,954
   Sabre Holdings, Cl A                                 23,502            517
   SanDisk*                                             34,800          1,774
   Sanmina-SCI*                                         94,773            436
   Solectron*                                          162,854            557
   Sun Microsystems* (D)                               616,111          2,557
   Symantec* (D)                                       185,747          2,887
   Symbol Technologies                                  45,040            486
   Tektronix                                            14,559            428
   Tellabs* (D)*                                        80,199          1,067
   Teradyne*                                            35,307            492
   Texas Instruments                                   277,334          8,400
   Unisys*                                              60,895            382
   VeriSign*                                            43,500          1,008
   Xerox* (D)                                          165,836          2,307
   Xilinx (D)                                           61,409          1,391
   Yahoo!* (D)                                         223,538          7,377
                                                                   -----------
                                                                      302,850
                                                                   -----------
MATERIALS -- 3.0%

   Air Products & Chemicals                             39,626          2,533
   Alcoa                                               153,935          4,981
   Allegheny Technologies                               15,359          1,063
   Ashland                                              12,693            847
   Ball (D)                                             18,591            689
   Bemis                                                18,790            575
   Dow Chemical                                        171,375          6,689
   E.I. du Pont de Nemours (D)                         162,935          6,778
   Eastman Chemical                                     14,508            783
   Ecolab (D)                                           32,430          1,316
   Freeport-McMoRan Copper & Gold,
     Cl B (D)                                           32,792          1,817


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Hercules*                                            20,107     $      307
   International Flavors & Fragrances                   14,094            497
   International Paper                                  87,670          2,832
   Louisiana-Pacific (D)                                18,894            414
   MeadWestvaco (D)                                     32,315            903
   Monsanto                                             47,924          4,035
   Newmont Mining                                       78,808          4,171
   Nucor                                                54,682          2,966
   Pactiv* (D)                                          25,487            631
   Phelps Dodge (D)                                     36,228          2,976
   PPG Industries                                       29,445          1,943
   Praxair                                              56,899          3,073
   Rohm & Haas                                          25,622          1,284
   Sealed Air* (D)                                      14,514            756
   Sigma-Aldrich (D)                                    11,918            866
   Temple-Inland                                        19,777            848
   United States Steel (D)                              19,326          1,355
   Vulcan Materials                                     17,849          1,392
   Weyerhaeuser                                         43,327          2,697
                                                                   -----------
                                                                       62,017
                                                                   -----------
TELECOMMUNICATION SERVICES -- 3.3%

   ADC Telecommunications* (D)                          20,867            352
   Alltel                                               68,482          4,371
   AT&T (D)                                            689,481         19,230
   BellSouth                                           321,947         11,654
   CenturyTel                                           20,460            760
   Citizens Communications (D)                          58,431            762
   Embarq* (D)                                          26,386          1,082
   Qwest Communications
     International* (D)                                276,126          2,234
   Sprint Nextel                                       526,122         10,517
   Verizon Communications (D)                          517,322         17,325
                                                                   -----------
                                                                       68,287
                                                                   -----------
UTILITIES -- 3.3%

   AES*                                                116,790          2,155
   Allegheny Energy* (D)                                29,068          1,078
   Ameren (D)                                           36,444          1,840
   American Electric Power (D)                          70,115          2,401
   CenterPoint Energy (D)                               55,168            690
   CMS Energy* (D)                                      39,292            508
   Consolidated Edison (D)                              43,733          1,944
   Constellation Energy Group                           31,799          1,734
   Dominion Resources (D)                               61,370          4,590
   DTE Energy                                           31,645          1,289
   Duke Energy (D)                                     219,422          6,444
   Dynegy, Cl A*                                        56,989            312
   Edison International                                 57,953          2,260
   Entergy                                              36,964          2,615
   Exelon (D)                                          118,154          6,715
   FirstEnergy                                          58,687          3,181
   FPL Group (D)                                        71,820          2,972
   KeySpan                                              31,097          1,256
   Nicor                                                 7,825            325
   NiSource (D)                                         48,579          1,061
   Peoples Energy                                        6,805            244
   PG&E                                                 61,429          2,413
   Pinnacle West Capital (D)                            17,649            704
   PPL (D)                                              67,671          2,186
   Progress Energy (D)                                  44,883          1,924
   Public Service Enterprise Group                      44,165          2,920
   Sempra Energy                                        45,965          2,091
   Southern (D)                                        130,935          4,197
   TECO Energy (D)                                      37,112            555
   TXU                                                  81,824          4,892
--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


S&P 500 Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                               ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Xcel Energy                                          71,919     $    1,379
                                                                   -----------
                                                                       68,875
                                                                   -----------
Total Common Stock
   (Cost $1,321,665) ($ Thousands)                                  2,039,820
                                                                   -----------

CORPORATE OBLIGATIONS (E) -- 7.7%

FINANCIALS -- 7.7%

   Allstate Life Global Funding II MTN
     (F) (G)
     5.219%, 07/16/07                               $    2,322          2,322
   American General Finance (F) (G)
     5.229%, 07/16/07                                    7,320          7,319
   American General Finance MTN,
     Ser F
     3.963%, 07/14/06                                      505            515
   Bear Stearns EXL (F)
     5.239%, 07/16/07                                    8,986          8,986
   Caterpillar Financial Services MTN,
     Ser F (F)
     5.148%, 07/10/06                                    2,524          2,524
   Countrywide Financial MTN,
     Ser A (F)
     5.380%, 09/13/06                                    9,339          9,339
     5.210%, 11/03/06                                    5,301          5,300
   Countrywide Financial Services
     MTN
     5.560%, 06/27/07                                    3,029          3,029
   Dekabank (F) (G)
     5.107%, 05/18/07                                    9,339          9,337
   Glitnir Banki (F) (G)
     5.180%, 04/06/07                                    7,572          7,572
   Irish Life & Permanent MTN,
     Ser X (F) (G)
     5.331%, 07/23/07                                    6,714          6,713
   Islandsbanki (F) (G)
     5.344%, 03/22/07                                    4,291          4,291
   Jackson National Life Funding (F) (G)
     5.109%, 06/04/07                                   11,106         11,106
   Kaupthing Bank MTN (F) (G)
     5.327%, 03/20/07                                   12,621         12,621
   Landsbanki Islands (F) (G)
     5.288%, 03/16/07                                    9,592          9,592
   Morgan Stanley EXL (F)
     5.189%, 08/06/07                                    1,767          1,767
   Morgan Stanley EXL, Ser S (F)
     5.153%, 08/06/07                                    2,524          2,524
   Natexis Banques (F) (G)
     5.191%, 07/16/07                                    4,922          4,921
   Nationwide Building Society (F) (G)
     5.547%, 07/27/07                                    2,777          2,777
     5.160%, 07/09/07                                    5,048          5,048
   Nordbank (F) (G)
     5.343%, 06/25/07                                    8,582          8,580
   Northern Rock (F) (G)
     5.139%, 08/03/07                                    5,200          5,200
   Pacific Life Global Funding (F) (G)
     5.196%, 07/13/07                                    3,786          3,786
   Premium Asset Trust,
     Ser 2004-10 (F) (G)
     5.209%, 07/16/07                                    7,067          7,067


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                               ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   SLM EXL, Ser S (F) (G)
     5.199%, 07/16/07                              $     5,553     $    5,553
   Sigma Finance MTN (G)
     4.680%, 11/09/06                                    2,726          2,726
   Skandinav Enskilda Bank (F) (G)
     5.247%, 06/18/07                                    5,553          5,552
   Stanfield Victoria MTN
     5.385%, 06/11/07                                    5,048          5,047
                                                                   -----------
                                                                      161,114
                                                                   -----------
Total Corporate Obligations
   (Cost $161,114) ($ Thousands)                                      161,114
                                                                   -----------
COMMERCIAL PAPER (A) (E) -- 2.4%

FINANCIALS -- 2.4%

   Altius I Funding
     5.333%, 07/05/06                                    2,019          2,017
   Buckingham CDO II LLC
     5.346%, 07/21/06                                    3,786          3,770
     5.154%, 07/07/06                                    3,454          3,440
   Buckingham CDO LLC
     5.346%, 07/21/06                                    6,160          6,135
   Elysian Funding LLC
     5.216%, 08/04/06                                    8,834          8,758
     5.132%, 07/10/06                                    5,048          5,004
   KKR Pacific Funding
     5.134%, 07/07/06                                    2,524          2,513
   Lakeside Funding
     5.170%, 07/10/06                                    2,926          2,926
   Mica Funding LLC
     5.284%, 07/19/06                                    2,524          2,513
   Ocala Funding
     5.385%, 07/07/06                                    2,524          2,521
   Rams Funding LLC
     5.369%, 07/25/06                                      689            686
     5.325%, 07/20/06                                    5,262          5,239
   Rhineland Funding Capital
     5.392%, 07/28/06                                    5,048          5,024
                                                                   -----------
                                                                       50,546
                                                                   -----------
Total Commercial Paper
   (Cost $50,546) ($ Thousands)                                        50,546
                                                                   -----------
CASH EQUIVALENT  -- 1.7%

   SEI Daily Income Trust, Prime Obligation Fund,
     Cl A, 5.070%** (C)                             36,056,946         36,057
                                                                   -----------
Total Cash Equivalent
   (Cost $36,057) ($ Thousands)                                        36,057
                                                                   -----------
ASSET-BACKED SECURITIES(E) (F) (G) -- 1.2%

MORTGAGE RELATED SECURITIES -- 1.2%

   Cheyne High Grade, Ser 2004-1A,
     Cl AM1
     5.180%, 11/10/06                                    2,524          2,524
   Commodore, Ser 2003-2A, Cl A1MM
     5.380%, 12/12/38                                    2,322          2,322
   Duke Funding, Ser 2004-6B, Cl A1S1
     5.093%, 04/09/07                                    3,786          3,786


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


S&P 500 Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Newcastle CDO, Ser 2005-6A, Cl IM1
     5.384%, 04/24/07                              $     1,010     $    1,009
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM6
     5.353%, 11/27/06                                    2,840          2,840
   RMAC, Ser 2004-NS3A, Cl A1
     5.170%, 09/12/06                                      470            470
   Saturn Ventures II
     5.190%, 08/07/06                                    4,711          4,711
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM
     5.371%, 03/28/07                                    3,153          3,153
   Whitehawk CDO Funding, Ser 2004-1A,
     Cl AMME
     5.349%, 09/15/06                                      757            757
   Witherspoon CDO Funding
     5.209%, 09/15/06                                    3,534          3,534
                                                                   -----------
                                                                       25,106
                                                                   -----------
Total Asset-Backed Securities
   (Cost $25,106) ($ Thousands)                                        25,106
                                                                   -----------
TIME DEPOSITS (E) (F) -- 1.0%

   Societe Generale
     5.313%, 07/03/06                                   15,478         15,478
   Wells Fargo
     5.188%, 07/03/06                                    5,048          5,048
                                                                   -----------
Total Time Deposits
   (Cost $20,526) ($ Thousands)                                        20,526
                                                                   -----------
MASTER NOTES (E) (F) -- 0.6%

   Bank of America
     5.383%, 07/03/06                                   12,621         12,621
                                                                   -----------
Total Master Notes
   (Cost $12,620) ($ Thousands)                                        12,621
                                                                   -----------
U.S. TREASURY OBLIGATIONS -- 0.1%

U.S. Treasury Bill (A) (B)
     4.747%, 09/07/06                                    2,960          2,934
                                                                   -----------
Total U.S. Treasury Obligations
   (Cost $2,934) ($ Thousands)                                          2,934
                                                                   -----------
CERTIFICATES OF DEPOSIT (E) (F) -- 0.5%

   Barclays Bank
     5.440%, 06/11/07                                    2,524          2,524
   CC USA MTN
     5.520%, 06/18/07                                    5,048          5,048
   U.S. Trust of New York
     5.213%, 03/13/07                                    2,020          2,020
                                                                   -----------
Total Certificates of Deposit
   (Cost $9,592) ($ Thousands)                                          9,592
                                                                   -----------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (E) (H) -- 2.5%

   Barclays Capital
     5.200%, dated 06/30/06, to be
     repurchased on 07/03/06, repurchase
     price $5,378,248 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $625,875-$4,893,362,
     0.000%-2.750%, 10/15/06-04/03/07;
     with total market value $5,483,456)           $     5,376     $    5,376
   Deutsche Bank
     5.200%, dated 06/30/06, to be
     repurchased on 07/03/06, repurchase
     price $17,842,480 (collateralized by various
     U.S. Government Obligations, ranging in
     par value $318,440-$6,399,288,
     0.000%-7.250%, 01/23/07-01/15/10;
     with total market value $18,191,512)               17,835         17,835
   Lehman Brothers
     5.200%, dated 06/30/06, to be
     repurchased on 07/03/06, repurchase
     price $28,630,542 (collateralized by various
     U.S. Government Obligations, ranging in
     par value $1,747,431-$3,177,583,
     0.00%-10.700%, 08/11/06-10/27/25;
     with total market value $29,190,670)               28,618         28,618
                                                                   -----------
Total Repurchase Agreements
   (Cost $51,829) ($ Thousands)                                        51,829
                                                                   -----------
Total Investments -- 115.3%
   (Cost $1,691,989) ($ Thousands)+                                $2,410,145
                                                                   ===========

The Fund had the following long futures contracts open as of June 30, 2006.

                    Number            Contract                       Unrealized
  Contract            of                Value                       Appreciation
Description        Contracts       ($ Thousands)    Expiration     ($ Thousands)
--------------------------------------------------------------------------------
  S&P 500                                              Sept
   E-Mini            727             $ 46,506          2006             $968

Percentages are based on Net Assets of $2,090,960 (Thousands).
* Non Income Producing Security.
** Rate shown is the 7-day effective yield as of June 30, 2006.
+ Real Estate Investment Trust.
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.
(D) This security or a partial position of this security is on loan at June 30, 2006 (see note 8). The total value of securities on loan at June 30, 2006 was ($321,936).
(E) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of June 30, 2006 was ($ 331,334).
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


S&P 500 Index Fund
June 30, 2006


(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(H) Tri-Party Repurchase Agreement.
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
+ At June 30, 2006, the tax basis cost of the Fund's investments was $1,698,373 ($ Thousands), and the unrealized appreciation and depreciation were $812,556 ($ Thousands) and $(100,784) ($ Thousands), respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Bond Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 46.7%

   FHLMC
       10.500%, 12/01/17 to 06/01/19                $        2       $      2
        9.500%, 08/01/17 to 10/01/20                         7              7
        9.000%, 07/01/09                                     1              1
        8.500%, 01/01/10                                     6              6
        8.000%, 11/15/11 to 08/01/30                       143            181
        7.500%, 11/01/09 to 02/01/31                        60             64
        7.000%, 11/01/07 to 04/01/32                       139            139
        6.500%, 07/01/08 to 08/01/32                       354            356
        6.000%, 11/01/13 to 06/01/36                       700            692
        5.500%, 03/01/17 to 06/01/36                     1,525          1,474
        5.125%, 04/18/11                                   150            148
        5.000%, 11/01/17 to 07/13/36                     2,474          2,326
        4.625%, 02/21/08                                   165            163
        4.500%, 04/01/18 to 04/31/06                     1,149          1,078
        4.000%, 12/01/20                                   115            106
   FNMA
        9.500%, 02/01/21                                     1              1
        8.500%, 05/01/07 to 04/01/30                        24             25
        8.000%, 08/01/07 to 02/01/30                        31             32
        7.500%, 04/01/15 to 07/01/33                        58             60
        7.000%, 02/01/08 to 05/01/32                       180            185
        6.500%, 04/01/11 to 07/01/32                       333            335
        6.000%, 12/01/08 to 06/01/36                       965            954
        5.500%, 12/01/13 to 07/13/36                     3,633          3,500
        5.000%, 11/01/17 to 11/01/35                     2,422          2,294
        4.500%, 04/01/18 to 07/01/35                       749            698
        4.000%, 10/01/18                                    74             69
   GNMA
       11.500%, 04/15/15                                    14             15
       10.000%, 09/15/18 to 02/20/21                         1              2
        9.500%, 09/15/09 to 07/15/17                         3              3
        9.000%, 09/15/25                                    27             29
        8.500%, 05/15/17 to 11/15/22                        30             32
        8.000%, 10/15/07 to 03/15/30                        26             28
        7.500%, 01/15/23 to 06/15/32                        49             51
        7.000%, 12/15/27 to 04/15/31                        76             79
        6.500%, 03/15/11 to 11/15/31                       161            165
        6.000%, 04/15/17 to 03/15/33                       275            274
        5.500%, 02/15/33 to 07/20/36                       976            946
        5.000%, 05/15/18 to 05/15/36                       266            252
        4.500%, 08/15/33                                    20             19
                                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $17,117) ($ Thousands)                                        16,791
                                                                     ---------
U.S. TREASURY OBLIGATIONS -- 31.1%

   U.S. Treasury Bonds
       12.000%, 08/15/13                                   140            159
       11.250%, 02/15/15                                    35             50
        9.875%, 11/15/15                                    30             40
        9.125%, 05/15/18                                    80            107
        8.875%, 02/15/19                                   100            133
        8.750%, 05/15/17 to 08/15/20                       205            270
        8.125%, 08/15/19 to 08/15/21                       240            308
        7.625%, 11/15/22 to 02/15/25                       130            164
        7.125%, 02/15/23                                    80             96
        6.875%, 08/15/25                                    25             30
        6.625%, 02/15/27                                   150            175
        6.500%, 11/15/26                                    40             46
        6.375%, 08/15/27                                    45             51
        6.125%, 11/15/27 to 08/15/29                       140            155


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
        6.000%, 02/15/26                            $       80       $     87
        5.500%, 08/15/28                                    80             82
        5.375%, 02/15/31                                   215            219
        5.250%, 11/15/28 to 02/15/29                        80             80
        4.500%, 02/15/36                                    95             85
   U.S. Treasury Notes
        6.500%, 02/15/10                                   350            366
        6.000%, 08/15/09                                   150            154
        5.750%, 08/15/10                                   170            174
        5.500%, 05/15/09                                   140            141
        5.125%, 05/15/16                                   485            483
        5.000%, 02/15/11                                   100            100
        4.875%, 04/30/08 to 05/31/11                     2,075          2,057
        4.750%, 05/15/14                                   125            122
        4.500%, 02/15/09 to 02/15/16                     1,870          1,824
        4.375%, 11/15/08 to 08/15/12                       515            502
        4.250%, 01/15/11 to 11/15/13                       475            453
        4.125%, 05/15/15                                   175            162
        4.000%, 11/15/12                                   100             94
        3.875%, 05/15/10                                   245            234
        3.750%, 05/15/08                                   245            239
        3.625%, 06/30/07 to 07/15/09                       415            406
        3.500%, 11/15/09                                   200            190
        3.375%, 09/15/09                                   110            104
        3.000%, 11/15/07 to 02/15/08                       895            868
        2.625%, 05/15/08                                   180            172
                                                                     ---------
Total U.S. Treasury Obligations
   (Cost $11,335) ($ Thousands)                                        11,182
                                                                     ---------
CORPORATE OBLIGATIONS  -- 9.3%

ELECTRICAL SERVICES -- 0.4%

   Con Edison
        5.850%, 03/15/36                                    25             23
   Pacificorp
        7.700%, 11/15/31                                    20             23
   Southern Cal Edison
        5.000%, 01/15/14                                   100             95
                                                                     ---------
                                                                          141
                                                                     ---------
CONSUMER DISCRETIONARY -- 0.9%

   Cox Communications
        7.750%, 11/01/10                                    75             79
   DaimlerChrysler
        7.450%, 03/01/27                                    40             41
   Harrahs Operating
        5.625%, 06/01/15                                    45             41
   JC Penney
        7.400%, 04/01/37                                    35             37
   Johnson Controls
        5.250%, 01/15/11                                    85             83
   News America Holdings
        7.700%, 10/30/25                                    55             59
                                                                     ---------
                                                                          340
                                                                     ---------
CONSUMER STAPLES -- 0.7%

   Anheuser-Busch
        4.375%, 01/15/13                                    25             23
   Archer-Daniels-Midland
        5.935%, 10/01/32                                    25             24
   Coca Cola Enterprises
        8.500%, 02/01/22                                    30             37
   Conagra Foods
        9.750%, 03/01/21                                    30             37

--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Bond Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Safeway
        6.500%, 11/15/08                            $      135       $    137
                                                                     ---------
                                                                          258
                                                                     ---------
ENERGY -- 0.5%

   ConocoPhilips
        6.650%, 07/15/18                                    65             69
   KeySpan
        7.625%, 11/15/10                                    50             53
   Kinder Morgan Energy Partners LP
        7.400%, 03/15/31                                    30             31
   Southern Union
        8.250%, 11/15/29                                    25             27
                                                                     ---------
                                                                          180
                                                                     ---------
FINANCIALS -- 2.3%

   Allstate
        7.200%, 12/01/09                                    90             94
        5.000%, 08/15/14                                    40             37
   American General Financial
        5.400%, 12/01/15                                    45             43
   Ameriprise Financial
        5.350%, 11/15/10                                    45             44
   Bank of America
        7.800%, 09/15/16                                    35             40
   Capital One Financial
        5.500%, 06/01/15                                    20             19
   Caterpillar Financial Services
        4.750%, 02/17/15                                    60             56
   EOP Operating LP
        7.250%, 02/15/18                                    35             37
   JPMorgan Chase Capital XV
        5.875%, 03/15/35                                    30             27
   Landesbank Baden - Wuerttemberg NY MTN
        5.050%, 12/30/15                                    40             38
   Metlife
        6.125%, 12/01/11                                    70             71
   NB Capital Trust IV
        8.250%, 04/15/27                                   125            131
   Prudential Financial MTN, Ser B
        5.750%, 07/15/33                                    30             28
   Residential Capital
        6.000%, 02/22/11                                    30             29
   U.S. Bank
        4.950%, 10/30/14                                    45             42
   Wachovia
        5.500%, 08/01/35                                    55             48
   Zions Bancorporation
        6.000%, 09/15/15                                    25             25
                                                                     ---------
                                                                          809
                                                                     ---------
HEALTH CARE -- 0.8%

   Bristol-Myers Squibb
        5.750%, 10/01/11                                    60             60
   Cardinal Health
        6.750%, 02/15/11                                    80             82
   Eli Lilly
        7.125%, 06/01/25                                    30             33
   Pharmacia
        6.500%, 12/01/18                                    20             21
   WellPoint
        5.000%, 12/15/14                                    25             24


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wyeth
        5.500%, 03/15/13                            $       75       $     73
                                                                     ---------
                                                                          293
                                                                     ---------
INDUSTRIALS -- 1.6%

   Aetna
        7.875%, 03/01/11                                    50             54
   Comcast
        6.500%, 11/15/35                                    30             28
   Eastman Chemical
        7.250%, 01/15/24                                    15             15
   Fortune Brands
        5.375%, 01/15/16                                    50             46
   Illinois Tool Works
        5.750%, 03/01/09                                    50             50
   Lockheed Martin
        8.500%, 12/01/29                                    20             25
   Masco
        5.875%, 07/15/12                                    90             88
   Norfolk Southern
        5.590%, 05/17/25                                    50             47
   PHH Corp
        7.125%, 03/01/13                                    25             25
   Pulte Homes
        5.250%, 01/15/14                                    55             50
   Raython
        6.400%, 12/15/18                                    40             41
   Union Pacific
        6.625%, 02/01/29                                    20             21
   United Technologies
        7.125%, 11/15/10                                    50             53
   Waste Management
        7.000%, 07/15/28                                    20             21
                                                                     ---------
                                                                          564
                                                                     ---------
INFORMATION TECHNOLOGY -- 0.1%

   First Data
        4.500%, 06/15/10                                    45             43

MATERIALS -- 0.2%

   International Paper
        5.500%, 01/15/14                                    40             38
   Weyerhaeuser
        7.125%, 07/15/23                                    25             24
                                                                     ---------
                                                                           62
                                                                     ---------
TELECOMMUNICATION SERVICES -- 0.7%

   Alltel
        7.000%, 03/15/16                                    25             26
   Bellsouth Telecommunication
        7.875%, 02/15/30                                    35             38
   Nextel Communications, Ser E
        6.875%, 10/31/13                                   105            106
   Sprint Capital
        6.875%, 11/15/28                                    40             40
   TCI Communications
        8.750%, 08/01/15                                    40             46
                                                                     ---------
                                                                          256
                                                                     ---------
UTILITIES -- 1.1%

   Alabama Power, Ser Q
        5.500%, 10/15/17                                    35             34
   Amerada Hess
        7.875%, 10/01/29                                    20             22
--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Bond Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cincinnati Gas & Electric
        5.700%, 09/15/12                            $       55       $     54
   Commonwealth Edison
        4.740%, 08/15/10                                    60             58
   Dominion Resources
        6.300%, 03/15/33                                    35             33
   Duke Energy
        4.200%, 10/01/08                                    45             43
   Duke Energy Field Services LLC
        7.875%, 08/16/10                                    25             27
   Midamerican Energy Holdings
        8.480%, 09/15/28                                    40             48
   Pacific Gas & Electric
        4.800%, 03/01/14                                    50             47
   Progress Energy
        6.850%, 04/15/12                                    25             26
                                                                     ---------
                                                                          392
                                                                     ---------
Total Corporate Obligations
   (Cost $3,404) ($ Thousands)                                          3,338
                                                                     ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%

   FFCB
        3.375%, 07/15/08                                   170            163
   FHLB
        5.375%, 05/18/16                                   240            239
        5.750%, 05/15/12                                    45             46
        5.250%, 06/18/14                                   105            103
        4.625%, 02/08/08                                   320            316
        4.375%, 09/17/10                                   175            168
        3.875%, 08/22/08                                    75             73
        3.625%, 11/14/08                                   100             96
        3.375%, 09/14/07                                   165            161
        3.000%, 04/15/09                                   160            150
   FHLMC
        6.875%, 09/15/10                                   235            247
        6.750%, 03/15/31                                    60             69
        6.625%, 09/15/09                                    60             62
        6.250%, 07/15/32                                    15             16
        5.750%, 03/15/09 to 01/15/12                       345            348
        5.625%, 03/15/11                                   100            101
        5.125%, 04/18/08 to 07/15/12                       325            324
        5.000%, 07/15/14                                    65             63
        4.500%, 01/15/14                                   110            103
        3.500%, 09/15/07                                   215            210
   FNMA
        7.250%, 01/15/10                                   140            148
        7.125%, 01/15/30                                    70             84
        6.625%, 09/15/09 to 11/15/30                       150            161
        6.250%, 02/01/11                                    50             51
        6.125%, 03/15/12                                    55             57
        6.000%, 05/15/08 to 05/15/11                       140            142
        5.250%, 01/15/09                                   125            124
        5.125%, 01/02/14                                    25             24
        4.625%, 10/15/13 to 10/15/14                       140            132
        4.250%, 07/15/07                                   150            148
   FNMA (A)
        5.110%05/14                                        415            269
   TVA, Ser B
        6.000%, 03/15/13                                   100            103
                                                                     ---------
Total U.S. Government Agency Obligations
   (Cost $4,514) ($ Thousands)                                          4,501
                                                                     ---------


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 7.2%

CREDIT CARDS -- 0.5%

   Citibank Credit Card Issuance Trust,
     Ser 2003-A7, Cl A7
        4.150%, 07/07/17                            $      100       $     89
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                                   100            101
                                                                     ---------
                                                                          190
                                                                     ---------
FINANCIAL -- 0.5%

   Morgan Stanley Dean Witter Capital,
     Ser 2003-HQ2,  Cl A2
        4.920%, 03/12/35                                   200            190
                                                                     ---------
MORTGAGE RELATED SECURITIES -- 6.1%

   Ameriquest Mortgage Securities,
     Ser 2003-6, Cl AF4 (D)
        4.329%, 08/25/33                                   132            128
   Banc of America Commercial Mortgage,
     Ser 2005-3, Cl A4
        4.668%, 07/10/43                                    75             69
   Bear Stearns Commercial Mortgage
     Securities, Ser PWR4, Cl A3 (C)
        5.468%, 06/11/41                                   100             97
   CSFB Mortgage Securities,
     Ser 1999-C1, Cl A2
        7.290%, 09/15/41                                   247            256
   Citigroup/Deutsche Bank Commercial
     Mortgage Trust, Ser 2005-CD1,
     Cl A4 (C)
        5.226%, 07/15/44                                    85             82
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                                   200            202
   GE Capital Commercial Mortgage,
     Ser 2000-1, Cl A2
        6.496%, 01/15/33                                   175            179
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
        6.700%, 05/15/30                                    91             92
   GS Mortgage Securities,
     Ser 2005-GG4, Cl A3
        4.607%, 07/10/39                                   100             94
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-LDP1,Cl A4
        6.750%, 02/01/11                                    50             52
        5.038%  03/15/46                                   220            208
   JPMorgan Chase Commercial Mortgage,
     Ser 2000-C10, Cl A2
        7.371%, 08/15/32                                   195            204
   JPMorgan Chase Commercial Mortgage.
     Series 2005-LDP3, CL A4
        4.936%, 08/15/42                                    70             65
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                                   150            151




--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Bond Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   UBS Commercial Mortgage Trust,
     Ser 2002-C1, Cl A3
        6.226%, 03/15/26                            $      150       $    152
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2005-C17, Cl APB
        5.037%, 03/15/42                                    50             48
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2005-C20, Cl A7 (C)
        5.118%, 07/15/42                                   110            104
                                                                     ---------
                                                                        2,183
                                                                     ---------
Total Asset-Backed Securities
   (Cost $2,645) ($ Thousands)                                          2,563
                                                                     ---------
GLOBAL BONDS  -- 17.4%

BUILDING & CONSTRUCTION SUPPLIES -- 0.1%

   Home Depot
        5.400%, 03/01/16                                    25             24
                                                                     ---------
CONSUMER DISCRETIONARY -- 1.0%

   Gannett
        6.375%, 04/01/12                                    40             41
   May Department Stores
        3.950%, 07/15/07                                   235            230
   Time Warner
        6.950%, 01/15/28                                    65             65
   Walt Disney
        7.000%, 03/01/32                                    25             27
                                                                     ---------
                                                                          363
                                                                     ---------
CONSUMER STAPLES -- 0.7%

   Kellogg, Ser B
        7.450%, 04/01/31                                    15             17
   Kraft Foods
        5.625%, 11/01/11                                    40             39
   Procter & Gamble
        6.875%, 09/15/09                                    70             73
   Unilever Capital
        7.125%, 11/01/10                                    50             53
   Wal-Mart Stores
        5.250%, 09/01/35                                    20             17
        4.550%, 05/01/13                                    40             37
                                                                     ---------
                                                                          236
                                                                     ---------
DRUGS -- 0.1%

   Abbott Laboratories
        5.875%, 05/15/16                                    45             45
                                                                     ---------
ENERGY -- 0.2%

   Canadian Natural Resources
        6.450%, 06/30/33                                    20             20
   Devon Financing
        7.875%, 09/30/31                                    25             28
   Petro-Canada
        5.950%, 05/15/35                                    35             32
                                                                     ---------
                                                                           80

FINANCIALS -- 9.8%

   Abbey National PLC
        7.950%, 10/26/29                                    20             24


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   AXA
        8.600%, 12/15/30                            $       15       $     18
   American International Group
        4.250%, 05/15/13                                    30             27
   BB&T
        6.500%, 08/01/11                                    65             67
   Bear Stearns
        7.625%, 12/07/09                                    70             74
   Berkshire Hathaway
        4.850%, 01/15/15                                    35             33
   Boeing Capital
        6.500%, 02/15/12                                    50             52
   CIT Group
        5.500%, 11/30/07                                   140            140
   CIT Group MTN
        5.125%, 09/30/14                                    35             33
   Citigroup
        6.625%, 06/15/32                                    20             21
        6.500%, 01/18/11                                    55             57
        4.250%, 07/29/09                                   100             96
   Countrywide Home Loans MTN
        3.250%, 05/21/08                                   135            129
   Credit Suisse First Boston
        7.125%, 07/15/32                                    20             22
        6.500%, 01/15/12                                    50             52
   EOP Operating LP
        7.875%, 07/15/31                                    20             22
   European Investment Bank
        4.500%, 02/17/09                                   200            196
   General Electric Capital Corp
        4.875%, 10/21/10                                    85             83
   General Electric Capital MTN, Ser A
        6.750%, 03/15/32                                    20             21
        5.875%, 02/15/12                                    60             60
        5.450%, 01/15/13                                    65             64
   Goldman Sachs Group
        6.600%, 01/15/12                                    35             36
        6.450%, 05/01/36                                    20             19
        5.350%, 01/15/16                                    60             57
        5.150%, 01/15/14                                    75             71
   HSBC Finance
        6.400%, 06/17/08                                   165            167
        5.500%, 01/19/16                                    45             43
   HSBC Holdings
        6.500%, 05/02/36                                    40             39
   Inter-American Development Bank
        4.375%, 09/20/12                                    45             43
   International Bank for Reconstruction
     & Development
        8.250%, 09/01/16                                    85            101
   Korea Development Bank
        5.750%, 09/10/13                                    50             49
   Kreditanstalt fuer Wiederafbau
        4.250%, 06/15/10                                   200            191
        4.125%, 10/15/14                                    30             27
   Landwirtschaftliche Rentenbank
        3.875%, 03/15/10                                   110            104
   Lehman Brothers
        7.875%, 08/15/10                                    65             70
   Marsh & McLennan
        5.375%, 07/15/14                                    85             79
   Merrill Lynch
        6.875%, 11/15/18                                    20             21
   Merrill Lynch MTN, Ser C
        5.000%, 01/15/15                                    35             33


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Bond Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley
        7.250%, 04/01/32                            $       30       $     33
        4.750%, 04/01/14                                    40             37
   National Rural Utilities Cooperative
     Finance MTN, Ser C
        7.250%, 03/01/12                                    40             43
   Pemex Project Funding Master Trust
        7.875%, 02/01/09                                   145            150
   RBS Capital Trust III (C)
        5.512%, 09/30/49                                    60             56
   Royal Bank of Scotland Group PLC
        4.700%, 07/03/18                                    50             44
   SLM MTN, Ser A
        5.000%, 10/01/13                                    35             33
   SMBC International Finance
        8.500%, 06/15/09                                   100            107
   Sanwa Finance Aruba
        8.350%, 07/15/09                                   100            107
   Simon Property Group
        5.100%, 06/15/15                                    50             46
   SunTrust Bank
        6.375%, 04/01/11                                    50             51
   Swiss Bank - New York
        7.000%, 10/15/15                                    65             70
   Wachovia Bank NA
        7.800%, 08/18/10                                    85             91
   Washington Mutual
        4.625%, 04/01/14                                    25             23
   Wells Fargo
        4.200%, 01/15/10                                   205            196
                                                                     ---------
                                                                        3,528
                                                                     ---------
INDUSTRIALS -- 1.0%

   Alcoa
        6.000%, 01/15/12                                    50             50
   Baxter International
        4.625%, 03/15/15                                    20             18
   Diageo Finance
        5.300%, 10/28/15                                    80             76
   E.i. Du Pont De Nemours
        4.875%, 04/30/14                                    55             51
   General Electric
        5.000%, 02/01/13                                    55             53
   Honeywell International
        6.125%, 11/01/11                                    40             41
   Hydro-Quebec
        8.050%, 07/07/24                                    20             25
   Nexen
        5.875%, 03/10/35                                    25             22
   Tyco International Group
        6.875%, 01/15/29                                    15             15
   Viacom
        6.625%, 05/15/11                                    40             41
                                                                     ---------
                                                                          392
                                                                     ---------
INFORMATION TECHNOLOGY -- 0.4%

   Cisco Systems
        5.250%, 02/22/11                                   105            103
   International Business Machines
        5.875%, 11/29/32                                    35             33
        4.750%, 11/29/12                                    25             24
                                                                     ---------
                                                                          160
                                                                     ---------


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 0.3%

   Alcan
        6.125%, 12/15/33                            $       35       $     33
   Dow Chemical
        6.125%, 02/01/11                                    60             61
                                                                     ---------
                                                                           94
                                                                     ---------
SOVEREIGN -- 1.5%

   Government of Canada
        5.250%, 11/05/08                                    70             70
   Hellenic Republic of Greece
        6.950%, 03/04/08                                    90             92
   Province of Nova Scotia
        5.750%, 02/27/12                                    25             25
   Province of Quebec
        7.500%, 09/15/29                                    30             36
   Republic of Italy
        5.375%, 06/15/33                                    50             46
   United Mexican States
        8.125%, 12/30/19                                    75             85
        7.500%, 01/14/12                                    95            101
   United Mexican States MTN, Ser A
        5.875%, 01/15/14                                    75             73
                                                                     ---------
                                                                          528
                                                                     ---------
TELECOMMUNICATION SERVICES -- 2.0%

   British Telecommunications PLC
        8.875%, 12/15/30                                    35             43
   Deutsche Telekom International Finance
        8.250%, 06/15/30                                    20             23
        8.000%, 06/15/10                                    95            102
   France Telecom
        8.500%, 03/01/31                                    25             30
   Koninklijke
        8.375%, 10/01/30                                    35             38
   Motorola
        8.000%, 11/01/11                                    35             38
   SBC Communications
        6.250%, 03/15/11                                   110            111
   Telecom Italia Capital
        6.375%, 11/15/33                                    15             14
        5.250%, 11/15/13                                    80             74
   Verizon Virginia, Ser A
        4.625%, 03/15/13                                   150            135
   Vodafone Group PLC
        7.875%, 02/15/30                                    20             22
        7.750%, 02/15/10                                    70             74
                                                                     ---------
                                                                          704
                                                                     ---------
TRANSPORTATION SERVICES -- 0.1%

   Canadian National Railways
        4.400%, 03/15/13                                    25             23

UTILITIES -- 0.3%

   Burlington Resources
        7.400%, 12/01/31                                    15             17
   Jersey Central Power & Light
        5.625%, 05/01/16                                    55             53





--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Bond Index Fund
June 30, 2006


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Oncor Electric Delivery
        7.000%, 05/01/32                            $       20       $     21
                                                                     ---------
                                                                           91
                                                                     ---------
Total Global Bonds
   (Cost $6,404) ($ Thousands)                                          6,268
                                                                     ---------
CASH EQUIVALENT  -- 12.0%

   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.070%** (B)                              4,317,123          4,317
                                                                     ---------
Total Cash Equivalent
   (Cost $4,317) ($ Thousands)                                          4,317
                                                                     ---------

MUNICIPAL BONDS  -- 0.3%

   Illinois State, GO
        5.100%, 06/01/33                                   120            107
                                                                     ---------
Total Municipal Bonds
   (Cost $110) ($ Thousands)                                              107
                                                                     ---------
Total Investments -- 136.6%
   (Cost $49,846) ($ Thousands)+                                     $ 49,067
                                                                     ---------

Percentages are based on Net Assets of $35,901 ($ Thousands).
** Rate shown is the 7-day effective yield as of June 30, 2006.
(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.
(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2006. The coupon on a step bond changes on a specified date.
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NA -- National Association
PLC -- Public Limited Company
Ser -- Series
TVA -- Tennessee Valley Authority

+ At June 30, 2006, the tax basis cost of the Fund's investments was $49,846 ($Thousands), and the unrealized appreciation and depreciation were $241 and $(1,020) ($ Thousands), respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Index Funds


By (Signature and Title)*               /s/ Robert A. Nesher
                                        --------------------
                                        Robert A. Nesher
                                        President & CEO
Date August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Robert A. Nesher
                                        --------------------
                                        Robert A. Nesher
                                        President & CEO

Date August 21, 2006

By (Signature and Title)*               /s/ Stephen F. Panner
                                        ---------------------
                                        Stephen F. Panner
                                        CFO
Date August 21, 2006

* Print the name and title of each signing officer under his or her signature.